Finance Result (Tables)	12 Months Ended
Dec. 31, 2020
Finance Result
Schedule of finance result

	Thousands of Euros
	31/12/2020	31/12/2019	31/12/2018
Finance income	8,021	114,197	13,995
Finance cost from Senior Unsecured Notes	(85,182)	(41,920)	(35,471)
Finance cost from senior debt (note 21 (b))	(119,140)	(262,797)	(247,646)
Finance cost from sale of receivables (note 14)	(10,964)	(9,171)	(6,053)
Capitalized interest (note 10)	16,606	14,894	8,955
Finance lease expense (note 9)	(35,205)	(34,558)	—
Other finance costs	(15,754)	(9,413)	(13,058)
Finance costs	(249,639)	(342,965)	(293,273)
Impairment and gains / (losses) on disposal of financial instruments	—	(37,666)	30,280
Change in fair value of financial instruments (note 11)	55,703	1,326	—
Exchange differences	8,246	(9,616)	(8,246)
Finance result	(177,669)	(274,724)	(257,244)